Exposures - Total net exposure (Details) - Credit risk - SEK (kr) kr in Billions	Jun. 30, 2025	Dec. 31, 2024
Sub-classifications of financial information
Net exposure	kr 421.0	kr 420.5
Percentage of net exposures	100.00%	100.00%
Central-governments
Sub-classifications of financial information
Net exposure	kr 200.3	kr 197.6
Percentage of net exposures	47.50%	47.00%
Regional-governments
Sub-classifications of financial information
Net exposure	kr 15.9	kr 18.7
Percentage of net exposures	3.80%	4.50%
Multilateral development banks
Sub-classifications of financial information
Net exposure	kr 4.0	kr 7.0
Percentage of net exposures	1.00%	1.70%
Public Sector Entity
Sub-classifications of financial information
Net exposure	kr 2.5	kr 1.0
Percentage of net exposures	0.60%	0.20%
Financial institutions
Sub-classifications of financial information
Net exposure	kr 34.7	kr 34.1
Percentage of net exposures	8.20%	8.10%
Corporates
Sub-classifications of financial information
Net exposure	kr 163.6	kr 162.1
Percentage of net exposures	38.90%	38.50%
Equity exposures
Sub-classifications of financial information
Net exposure	kr 0.0	kr 0.0
Percentage of net exposures	0.00%	0.00%
Credits and interest-bearing securities
Sub-classifications of financial information
Net exposure	kr 348.6	kr 348.2
Percentage of net exposures	100.00%	100.00%
Credits and interest-bearing securities | Central-governments
Sub-classifications of financial information
Net exposure	kr 148.3	kr 148.3
Percentage of net exposures	42.50%	42.60%
Credits and interest-bearing securities | Regional-governments
Sub-classifications of financial information
Net exposure	kr 15.3	kr 18.2
Percentage of net exposures	4.40%	5.30%
Credits and interest-bearing securities | Multilateral development banks
Sub-classifications of financial information
Net exposure	kr 4.0	kr 7.0
Percentage of net exposures	1.10%	2.00%
Credits and interest-bearing securities | Public Sector Entity
Sub-classifications of financial information
Net exposure	kr 2.5	kr 1.0
Percentage of net exposures	0.70%	0.30%
Credits and interest-bearing securities | Financial institutions
Sub-classifications of financial information
Net exposure	kr 28.9	kr 28.0
Percentage of net exposures	8.30%	8.00%
Credits and interest-bearing securities | Corporates
Sub-classifications of financial information
Net exposure	kr 149.6	kr 145.7
Percentage of net exposures	43.00%	41.80%
Credits and interest-bearing securities | Equity exposures
Sub-classifications of financial information
Net exposure	kr 0.0	kr 0.0
Percentage of net exposures	0.00%	0.00%
Committed undisbursed loans, derivatives, etc.
Sub-classifications of financial information
Net exposure	kr 72.4	kr 72.3
Percentage of net exposures	100.00%	100.00%
Committed undisbursed loans, derivatives, etc. | Central-governments
Sub-classifications of financial information
Net exposure	kr 52.0	kr 49.3
Percentage of net exposures	71.80%	68.20%
Committed undisbursed loans, derivatives, etc. | Regional-governments
Sub-classifications of financial information
Net exposure	kr 0.6	kr 0.5
Percentage of net exposures	0.80%	0.70%
Committed undisbursed loans, derivatives, etc. | Financial institutions
Sub-classifications of financial information
Net exposure	kr 5.8	kr 6.1
Percentage of net exposures	8.00%	8.40%
Committed undisbursed loans, derivatives, etc. | Corporates
Sub-classifications of financial information
Net exposure	kr 14.0	kr 16.4
Percentage of net exposures	19.40%	22.70%